Analysis of performance by segment - Profit after tax (Details) - USD ($) $ in Millions		12 Months Ended
		Dec. 31, 2023	Dec. 31, 2022		Dec. 31, 2021
Group assets and liabilities
Profit (loss) for the year		$ 1,712	$ (997)	[1],[2]	$ 2,214	[1],[3]
Profit (loss) before tax	[4]	2,272	(519)	[1],[5]	3,018
Operating segments
Group assets and liabilities
Profit (loss) for the year		2,353	(260)		3,085
Operating segments | CPL
Group assets and liabilities
Profit (loss) for the year		(366)	(275)
Profit (loss) before tax		(577)	(345)		278
Operating segments | Hong Kong
Group assets and liabilities
Profit (loss) for the year		976	(742)		1,068
Operating segments | Indonesia
Group assets and liabilities
Profit (loss) for the year		156	108		362
Operating segments | Malaysia
Group assets and liabilities
Profit (loss) for the year		257	178		265
Operating segments | Singapore
Group assets and liabilities
Profit (loss) for the year		512	(7)		394
Operating segments | Growth markets and other
Group assets and liabilities
Profit (loss) for the year		775	314		434
Operating segments | Eastspring
Group assets and liabilities
Profit (loss) for the year		254	234		284
Unallocated to a segment
Group assets and liabilities
Profit (loss) for the year		$ (641)	$ (737)		$ (871)

[1]	The Group has adopted IFRS 9, ‘Financial Instruments’ and IFRS 17, ‘Insurance Contracts’ from 1 January 2023 as described in note A2.1. Accordingly, the 2022 comparative results have been re-presented from those previously published. Results for the year ended 31 December 2021 and related notes have not been re-presented to the IFRS 9 or IFRS 17 basis and have been shown on an IFRS 4 basis and are not comparable to the 2023 and 2022 results.
[2]	The Group has adopted IFRS 9, ‘Financial Instruments’ and IFRS 17, ‘Insurance Contracts’ from 1 January 2023 as described in note A2.1. Accordingly, the 2022 comparative results have been re-presented from those previously published.
[3]	Results for the year ended 31 December 2021 have not been re-presented and have been shown on an IFRS 4 basis and are not comparable to the 2023 and 2022 results.
[4]	This measure is the formal profit before tax measure under IFRS. It is not the result attributable to shareholders principally because total corporate tax of the Group includes those taxes on the income of consolidated with-profits and unit-linked funds that, through adjustments to benefits, are borne by policyholders. These amounts are required to be included in the tax charge under IAS 12. Consequently, the IFRS profit before tax measure is not representative of pre-tax profit attributable to shareholders.
[5]	The Group has adopted IFRS 9, ‘Financial Instruments’ and IFRS 17, ‘Insurance Contracts’ from 1 January 2023 as described in note A2.1. Accordingly, the 2022 comparative results and the related notes have been re-presented from those previously published. The 2021 comparative results and related notes have not been re-presented to the IFRS 9 or IFRS 17 basis and have been shown on an IFRS 4 basis as previously published. Therefore, the 2021 comparative results are not comparable to the 2023 and 2022 results. Refer to note A3.1 for accounting policies that form the basis for the 2021 IFRS 4 disclosures.